Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gain (losses) on sale from securitization and loan sales	¥ 5,744	¥ 9,585	¥ 11,156	¥ 18,637
Installment Loans
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 285,760	¥ 316,281	¥ 512,156	¥ 608,122